Financial instruments and financial risk management (Details 3) - Commodity price risk - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Sales revenue from silver
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices		$ (97)	$ (27)
Sales revenue from copper
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	[1]		(456)
Sales revenue from lead
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices			(1)
Sales revenue from gold
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices		$ (323)	$ (87)

[1]	For 2019, price was fixed for 100% of copper concentrate